Fair Value Measurements - Schedule of Warrants Expired Unexercised and Related Warrants Liability (Details) - Warrant [Member]	Dec. 31, 2025	Dec. 31, 2024
Dividend Yield on the Shares [Member]
Schedule of Warrants Expired Unexercised and Related Warrants Liability [Line Items]
Warrants fair value measurement input
Expected Share Price Volatility [Member]
Schedule of Warrants Expired Unexercised and Related Warrants Liability [Line Items]
Warrants fair value measurement input		91
Risk-free Interest Rate [Member]
Schedule of Warrants Expired Unexercised and Related Warrants Liability [Line Items]
Warrants fair value measurement input		5
Share Price [Member]
Schedule of Warrants Expired Unexercised and Related Warrants Liability [Line Items]
Warrants fair value measurement input		0.019